Segment Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 128,684	$ 116,598	$ 119,330	$ 114,002	$ 130,650	$ 118,076	$ 119,336	$ 114,167	$ 478,614	$ 482,229	$ 473,076
Operating income (loss):									24,105	27,147	26,872
Interest, net									(2,467)	(2,348)	(2,216)
Income from continuing operations before income taxes									21,638	24,799	24,656
Total assets	199,581				203,490				199,581	203,490	204,541
Depreciation and amortization									9,454	9,173	8,870
Capital expenditures									11,477	12,174	13,115
Walmart U.S.
Segment Reporting Information [Line Items]
Net sales									298,378	288,049	279,406
Operating income (loss):									19,087	21,336	21,787
Total assets	103,109				101,381				103,109	101,381	98,745
Depreciation and amortization									2,800	2,665	2,640
Capital expenditures									6,728	6,286	6,378
Walmart International
Segment Reporting Information [Line Items]
Net sales									123,408	136,160	136,513
Operating income (loss):									5,346	6,171	5,153
Total assets	73,720				80,505				73,720	80,505	85,370
Depreciation and amortization									2,549	2,665	2,658
Capital expenditures									2,930	3,936	4,463
Sam's Club
Segment Reporting Information [Line Items]
Net sales									56,828	58,020	57,157
Operating income (loss):									1,820	1,976	1,843
Total assets	13,998				13,995				13,998	13,995	14,053
Depreciation and amortization									472	473	437
Capital expenditures									695	753	1,071
Corporate and support
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating income (loss):									(2,148)	(2,336)	(1,911)
Total assets	$ 8,754				$ 7,609				8,754	7,609	6,373
Depreciation and amortization									3,633	3,370	3,135
Capital expenditures									$ 1,124	$ 1,199	$ 1,203